Deferred Offering Costs	12 Months Ended
Dec. 31, 2025
Deferred Offering Costs [Abstract]
Deferred Offering Costs

11. Deferred Offering Costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that were directly related to the Company’s initial public offering. It was subsequently charged against the gross proceeds from the Company’s initial public offering completed on March 27, 2025 as a reduction of share capital. The Company capitalized $1,801,983, $356,423 and $338,967 of deferred offering costs for the years ended December 31, 2025, 2024 and 2023, respectively.